Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 06, 2022	May 16, 2022	Dec. 31, 2020	Apr. 02, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Feb. 25, 2021	Dec. 30, 2020
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)			$ 0.003
Common stock, par value (in Dollars per share)			$ 0.0001		$ 9.91		$ 9.91		$ 9.68
Agreed to loan											$ 300,000
Working capital loans					$ 1,500,000		$ 1,500,000		$ 1,500,000
Promissory note				$ 500,000
Exercise price (in Dollars per share)				$ 1.5
Sponsor share (in Shares)		25,000
Fair value of shares (in Shares)					25,000		25,000
Fair value per share (in Dollars per share)					$ 4.95		$ 4.95
Issued unsecured promissory note amount	$ 500,000
Exercise price per share (in Dollars per share)	$ 1.5
Borrowings							$ 1,000,000		$ 0
Services expenses					$ 0	$ 30,000	$ 0	$ 69,667
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Promissory note				$ 500,000
Exercise price (in Dollars per share)				$ 1.5
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor amount			$ 25,000
Price per share (in Dollars per share)			$ 0.003
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Class A ordinary shares equals or exceeds (in Dollars per share)					$ 12		$ 12		$ 12
Director [Member]
Related Party Transactions (Details) [Line Items]
Fair value of shares (in Shares)					123,750		123,750
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Consideration shares (in Shares)			7,187,500
Common stock, par value (in Dollars per share)			$ 0.0001
Shares issued (in Shares)										1,437,500
Ordinary shares outstanding (in Shares)										8,625,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Price per warrant (in Dollars per share)					$ 1.5		$ 1.5		$ 1.5
IPO [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					$ 10		$ 10
Sponsor amount							$ 10,000		$ 10,000
Incurred expenses									$ 2,114